Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Research and development expenses

	For the year ended December 31,
(SEK in thousands)	2025	2024
Staff costs	(186,772)	(244,134)
IT and software expenses	(59,449)	(19,741)
Professional services	(14,401)	(19,284)
Depreciation and amortization	(54,661)	(62,086)
Other	(14,542)	(3,809)
Total research and development expenses	(329,825)	(349,054)